Taxes on Income (Details) - Schedule of tax expense to the company’s theoretical statutory tax benefit - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Local		$ 16,952	$ 10,081	$ 3,735
Foreign	[1]	26	(186)	(5)
Net loss, as reported in the consolidated statements of comprehensive loss		$ 16,978	$ 9,895	$ 3,730
Israeli statutory income tax rate		23.00%	23.00%	23.00%
Theoretical tax benefit		$ 3,905	$ 2,276	$ 858
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards		(3,905)	(2,161)	(858)
Other			(115)
Income tax expense

[1]	Foreign is amount related to the US & China Subsidiaries